Related party transactions - Related Party Revenue, Operating Expenses, and Financial Items (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Total related party operating revenues	$ 19	$ 72	$ 57	$ 74	$ 146
Total related party operating expenses	(3)	0	0	0	0
Management fee revenues
Related Party Transaction [Line Items]
Total related party operating revenues	12	55	46		112	$ 60
Reimbursable revenues
Related Party Transaction [Line Items]
Total related party operating revenues	3	7	4		14	5
Lease revenue
Related Party Transaction [Line Items]
Total related party operating revenues	4	7	7		14	9
Other
Related Party Transaction [Line Items]
Total related party operating revenues	0	3	0		6	$ 0
West Hercules lease | West Hercules
Related Party Transaction [Line Items]
Total related party operating expenses	$ (3)	$ 0	$ 0	$ 0	$ 0